CONSOLIDATED BALANCE SHEETS (Audited) (USD $)	Nov. 30, 2013	Nov. 30, 2012
CURRENT ASSETS
Cash	$ 458	$ 969
TOTAL CURRENT ASSETS	458	969
TOTAL ASSETS	458	969
CURRENT LIABILITIES
Accounts payable and accrued liabilities	106,472	78,645
Advance from related party (Note 5)	59,902	50,002
TOTAL CURRENT LIABILITIES	166,374	128,647
TOTAL LIABILITIES	166,374	128,647
STOCKHOLDERS' DEFICIT
Capital stock (Note 7) Authorized 200,000,000 shares of common stock, $0.001 par value, Issued and outstanding 90,280,920 shares of common stock, $0.001 par value (90,280,920 - November 30, 2012)	90,281	90,281
Additional paid-in capital
Deficit accumulated during the exploration stage	(256,197)	(217,959)
TOTAL STOCKHOLDERS' DEFICIT	(165,916)	(127,678)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 458	$ 969